Operating segments (Details) $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2025 USD ($) Customer	Jun. 30, 2025 USD ($) Customer	Jun. 30, 2024 USD ($)
Segment information [Abstract]
Exploration and evaluation expenditure - non-core	$ 0	$ (37)
Other expenses	(1,645)	(3,787)
Reportable segment profit/loss	(1,645)	(3,824)
Employee benefits and other expenses	(2,721)	(6,372)
Net financing (expense)/income	296	642
Loss before income tax	(4,070)	(9,554)
Segment assets [Abstract]
Exploration assets	209,009	203,110	$ 187,664
Other assets	23,534	30,431
Total assets	232,543	233,541
Segment liabilities [Abstract]
Payables	(1,837)	(2,514)
Provisions	(303)	(462)
Total current liabilities	(2,140)	(2,976)
Payables	(184)	(267)
Total Non-current liabilities	(184)	(267)
Net assets	$ 230,219	$ 230,298
Number of major customers | Customer	0	0
Revenues	$ 0	$ 0
Operating Segments [Member] | North America [Member]
Segment information [Abstract]
Exploration and evaluation expenditure - non-core	0	(37)
Other expenses	(741)	(1,899)
Reportable segment profit/loss	(741)	(1,936)
Employee benefits and other expenses	(964)	(2,680)
Net financing (expense)/income	(1,996)	(3,173)
Loss before income tax	(3,701)	(7,789)
Segment assets [Abstract]
Exploration assets	209,009	203,110
Other assets	12,683	9,443
Total assets	221,692	212,553
Segment liabilities [Abstract]
Payables	(1,416)	(2,124)
Provisions	(105)	(165)
Total current liabilities	(1,521)	(2,289)
Payables	(107)	(267)
Total Non-current liabilities	(107)	(267)
Net assets	220,064	209,997
Operating Segments [Member] | Australia [Member]
Segment information [Abstract]
Exploration and evaluation expenditure - non-core	0	0
Other expenses	(904)	(1,888)
Reportable segment profit/loss	(904)	(1,888)
Employee benefits and other expenses	(1,757)	(3,692)
Net financing (expense)/income	2,292	3,815
Loss before income tax	(369)	(1,765)
Segment assets [Abstract]
Exploration assets	0	0
Other assets	10,851	20,988
Total assets	10,851	20,988
Segment liabilities [Abstract]
Payables	(421)	(390)
Provisions	(198)	(297)
Total current liabilities	(619)	(687)
Payables	(77)	0
Total Non-current liabilities	(77)	0
Net assets	$ 10,155	$ 20,301